PEAR TREE FUNDS

March 19, 2020

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Re: Pear Tree Funds (the “Trust”)

(File Nos. 333-102055; 811-03790; Reg. No. 02-84904)

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933 attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information provided in the Rule 497(e) filing dated March 17, 2020.

Exhibit List:

ck0000722885-20200317.xml

ck0000722885-20200317.xsd

ck0000722885-20200317_cal.xml

ck0000722885-20200317_def.xml

ck0000722885-20200317_lab.xml

ck0000722885-20200317_pre.xml

Any comments or questions concerning this filing should be directed to me at 781-676-5928.

Very truly yours,

/s/ Thomas Buckley

Thomas Buckley

Clerk of the Trust

55 Old Bedford Road, Lincoln, MA 01773 ■ 800-331-1244 ■ fax 781-259-1166 ■ www.peartreefunds.com

Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC